united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 2/28/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015
Shares		Value

	COMMON STOCK - 84.8%
	AEROSPACE/DEFENSE - 1.1%
620	Lockheed Martin Corp.	$ 124,031

	AGRICULTURE - 3.6%
1,735	Lorillard, Inc.	118,709
2,540	Reynolds American, Inc.	192,075
4,431	Vector Group Ltd.	102,135
		412,919
	AIRLINES - 0.8%
44,160	Air New Zealand Ltd.	95,390

	AUTO MANUFACTURERS - 1.9%
1,500	Bayerische Motoren Werke AG	145,243
4,768	Ford Motor Co.	77,909
		223,152
	AUTO PARTS & EQUIPMENT - 1.1%
1,200	Magna International, Inc.	130,518

	BANKS - 2.7%
230,890	Bank of China Ltd.	132,787
7,480	Bendigo & Adelaide Bank Ltd.	75,037
4,100	Swedbank AB	106,524
		314,348
	BIOTECHNOLOGY - 1.0%
740	Amgen, Inc.	116,713

	BUILDING MATERIALS - 0.7%
3,900	Norbord, Inc.	79,854

	CHEMICALS - 0.7%
100,000	Huabao International Holdings Ltd.	75,822

	COMMERCIAL SERVICES - 3.2%
2,630	DH Corp.	84,586
1,460	Macquarie Infrastructure Co. LLC	114,771
2,566	Quad Graphics, Inc.	60,121
6,152	RR Donnelley & Sons Co.	117,318
		376,796
	DISTRIBUTION/WHOLESALE - 0.7%
7,530	ITOCHU Corp.	84,352

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
6,560	Ellington Financial LLC	134,348
4,870	Home Loan Servicing Solutions Ltd.	89,656
115,000	Sun Hung Kai & Co. Ltd.	99,059
		323,063
	ELECTRIC - 9.3%
2,080	American Electric Power Co., Inc.	119,766
80,000	AusNet Services	91,709
195,000	China Power International Development Ltd.	101,335
4,100	GDF Suez	91,323
4,223	Great Plains Energy, Inc.	112,374
2,300	Huaneng Power International, Inc. ADR	116,771
22,236	Iberdrola SA	152,186
28,854	Terna Rete Elettrica Nazionale SpA	130,317
4,136	Westar Energy, Inc.	160,684
		1,076,465

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Shares		Value

	ELECTRICAL COMPONENT & EQUIPMENT - 0.7%
470,000	Jiangnan Group Ltd.	$ 84,849

	ELECTRONICS - 0.7%
38,000	Delta Electronics Thailand PCL	81,983

	ENGINEERING & CONSTRUCTION - 0.6%
4,080	Leighton Holdings Ltd.	70,333

	HEALTHCARE - PRODUCTS - 1.4%
2,390	Baxter International, Inc.	165,269

	HEALTHCARE - SERVICES - 2.3%
2,190	Aetna, Inc.	218,015
1,240	HealthSouth Corp.	53,890
		271,905
	HOLDING COMPANIES - DIVERSIFIED - 0.6%
36,810	NWS Holdings Ltd.	66,643

	HOME BUILDERS - 0.9%
2,690	Berkeley Group Holdings PLC	108,764

	HOUSEWARES - 0.9%
1,500	Scotts Miracle-Gro Co.	98,265

	INSURANCE - 5.5%
2,500	Ageas	90,202
11,980	Amlin PLC	98,006
10,240	Liberty Holdings Ltd.	124,164
8,960	Maiden Holdings Ltd.	128,218
1,300	Prudential Financial, Inc.	105,105
7,900	Suncorp Group Ltd.	86,421
		632,116
	INTERNET - 0.9%
4,050	New Media Investment Group, Inc.	100,035

	INVESTMENT COMPANIES - 1.3%
16,000	Apollo Investment Corp.	124,640
1,160	Solar Capital Ltd.	23,339
		147,979
	IRON/STEEL - 2.9%
73,000	Eregli Demir ve Celik Fabrikalari TAS	122,474
36,000	Fortescue Metals Group Ltd.	70,143
4,000	Kumba Iron Ore Ltd.	78,571
3,348	Steel Dynamics, Inc.	61,001
		332,189
	MEDIA - 0.8%
3,840	Shaw Communications, Inc.	89,138

	MISCELLANEOUS MANUFACTURER - 0.7%
2,500	FUJIFILM Holdings Corp.	86,158

	MULTI-NATIONAL - 1.0%
3,480	Banco Latinoamericano de Comercio Exterior SA	109,446

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Shares		Value

	OIL & GAS - 7.1%
980	Chevron Corp.	$ 104,546
1,370	ConocoPhillips	89,324
4,180	Eni SpA	78,138
1,130	Exxon Mobil Corp.	100,050
13,400	PTT PCL ADR	142,165
12,882	SanDridge Mississippian Trust I	49,596
5,470	Seadrill Ltd.	63,069
3,040	Western Refining, Inc.	143,184
2,000	Woodside Petroleum Ltd.	55,057
		825,129
	PHARMACEUTICALS - 3.6%
3,500	GlaxoSmithKline PLC	83,357
1,775	Merck & Co., Inc.	103,908
1,545	Novartis AG ADR	158,208
2,100	Orion Oyj	68,462
		413,935
	REITS - 4.8%
240,000	Champion REIT	118,839
2,970	Colony Financial, Inc.	74,874
2,000	Iron Mountain, Inc.	73,500
13,040	MFA Financial, Inc.	103,798
1,990	Omega Healthcare Investors, Inc.	79,719
4,491	Starwood Property Trust, Inc.	109,580
		560,310
	RETAIL - 4.5%
50,000	Belle International Holdings Ltd.	54,094
3,390	Bilia AB	111,213
1,506	Cato Corp.	66,776
70,100	Debenhams PLC	88,160
2,800	Rallye SA	106,361
40,000	Wal-Mart de Mexico SAB de CV	97,965
		524,569
	SEMICONDUCTORS - 1.3%
3,160	Silicon Motion Technology Corp. ADR	84,024
2,921	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	71,652
		155,676
	SOFTWARE - 1.0%
6,595	Micro Focus International PLC	110,554

	TELECOMMUNICATIONS - 10.4%
1,900	CenturyLink, Inc.	71,934
4,200	Elisa OYJ	114,426
9,700	Nokia OYJ	78,107
7,680	Orange SA	140,294
43,850	Spark New Zealand Ltd.	108,488
9,400	Tele2 AB	110,127
29,050	Telecom Egypt Co.	44,429
3,950	Telefonica Brasil SA ADR	73,233
18,000	TeliaSonera AB	114,115
3,500	United States Cellular Corp. *	132,755
9,000	Vodacom Group Ltd.	104,836
3,152	Vodafone Group PLC ADR	108,933
		1,201,677

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Shares		Value

	TRANSPORTATION - 1.3%
143,000	Hutchison Port Holdings Trust	$ 99,385
5,000	Nordic American Tankers Ltd.	51,150
		150,535

	TOTAL COMMON STOCK (Cost - $9,278,738)	9,820,880

	PREFERRED STOCK - 16.9%
	BANKS - 3.4%
9,400	JPMorgan Chase & Co., 6.30%	240,452
6,080	Morgan Stanley, 6.625%	158,749
		399,201
	ELECTRIC - 0.6%
1,200	Entergy Arkansas, Inc., 4.90%	29,580
1,400	PPL Capital Funding, Inc., 5.90%	35,504
		65,084
	INSURANCE - 1.6%
6,850	Aspen Insurance Holdings Ltd., 7.25%	182,210

	OIL & GAS - 0.8%
1,000	Vanguard Natural Resources LLC, 7.75%	23,930
3,010	Vanguard Natural Resources LLC, 7.875%	74,498
		98,428
	REITS - 8.2%
7,000	AG Mortgage Investment Trust, Inc., 8.00%	175,077
5,770	Annaly Capital Management, Inc., 7.50%	146,731
8,050	Ashford Hospitality Trust, Inc., 8.45%	207,690
8,740	Newcastle Investment Corp., 9.75%	229,862
7,070	NorthStar Realty Finance Corp., 8.875%	185,658
		945,018
	TELECOMMUNICATIONS - 1.6%
7,160	Qwest Corp., 7.00%	189,238

	TRANSPORTATION - 0.7%
2,000	Scorpio Bulkers, Inc., 7.50%	47,580
1,510	Teekay Offshore Partners LP, 7.25%	34,579
		82,159

	TOTAL PREFERRED STOCK (Cost - $1,924,773)	1,961,338

Contracts **	PUT OPTIONS PURCHASED - 1.7%
470	iShares MSCI EAFE ETF +
	Expiration June 2015, Exercise Price $61	40,420
286	iShares MSCI Emerging Markets ETF +
	Expiration June 2015, Exercise Price $38	18,876
348	SPDR S&P 500 ETF Trust +
	Expiration June 2015, Exercise Price $200	133,632
	TOTAL PUT OPTIONS PURCHASED (Cost - $347,402)	192,928

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
		Value

	TOTAL INVESTMENTS - 103.4% (Cost - $11,550,913) (a)	$ 11,975,146
	OTHER ASSETS LESS LIABILITIES - NET - (3.4) %	(396,649)
	NET ASSETS - 100.0%	$ 11,578,497

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $11,562,879 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 1,009,124
	Unrealized depreciation	(604,226)
	Net unrealized appreciation	$ 404,898

Contracts **		Value
	PUT OPTIONS WRITTEN - 0.1%
210	iShares MSCI EAFE ETF
	Expiration March 2015, Exercise Price $58	$ 840
20	iShares MSCI EAFE ETF
	Expiration June 2015, Exercise Price $57	880
286	iShares MSCI Emerging Markets ETF
	Expiration March 2015, Exercise Price $37	1,144
30	iShares MSCI Emerging Markets ETF
	Expiration June 2015, Exercise Price $36	1,215
235	SPDR S&P 500 ETF Trust
	Expiration March 2015, Exercise Price $191	3,290
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $134,296) (a)	$ 7,369

* Non-income producing security.
** Each option contract allows the holder of the option to purchase and sell 100 shares of the underlying security.
+ All or a portion of this security is pledged as collateral for options written. Total value of pledged securities at February 28, 2015 is $130,876.

ADR - American Depositary Receipt
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipts

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2015 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,820,880	$ -	$ -	$ 9,820,880
Preferred Stock	1,961,338	-	-	1,961,338
Purchased Put Options	192,928	-	-	192,928
Total	$ 11,975,146	$ -	$ -	$ 11,975,146

Liabilities *	Level 1	Level 2	Level 3	Total
Put Options Written	$ 7,369	$ -	$ -	$ 7,369

* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Valuation of Investment Companies - The Fund may invest in portfolios of open-end and closed-end investment companies (the “Underlying Funds”). Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended February 28, 2015, the Fund’s unrealized depreciation on option contracts subject to equity price risk amounted to $27,547 and the Fund's net realized loss on options contracts subject to equity price risk amounted to $377,459, which serve as an indicator of the volume of derivative activity for the Fund during the period.
The following table summarizes the Fund's written option activity:

	Options Written
	Contracts	Premium
Outstanding at May 31, 2014	(185)	$ (11,430)
Options purchased/written	(4,270)	(342,662)
Options expired	916	81,797
Options closed	2,758	137,999
Outstanding at February 28, 2015	(781)	$ (134,296)

The notional value of the derivative instruments outstanding as of February 28, 2015 as disclosed in the Portfolio of Investments and the amounts of realized and unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Fund.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Foreign Securities – The Fund may invest in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.
To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 4/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 4/24/15

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 4/24/15